Vanguard® International Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Australia (4.1%)
	CSL Ltd.	533,477	108,625
	Sonic Healthcare Ltd.	531,306	12,795
	Computershare Ltd. (XASX)	632,857	11,181
	Northern Star Resources Ltd.	1,291,318	7,097
	carsales.com Ltd.	388,799	5,668
	Washington H Soul Pattinson & Co. Ltd.	271,946	4,923
	Steadfast Group Ltd.	1,075,637	4,033
	Domino's Pizza Enterprises Ltd.	70,534	3,606
	Altium Ltd.	135,205	2,986
	Technology One Ltd.	307,535	2,552
	Brickworks Ltd.	92,519	1,368
	AUB Group Ltd.	98,377	1,349
	Collins Foods Ltd.	126,117	919
	Dicker Data Ltd.	60,874	482
			167,584
Belgium (0.4%)
	UCB SA	140,231	10,957
	Sofina SA	17,840	4,178
			15,135
Brazil (0.1%)
	Raia Drogasil SA	1,192,866	4,837
Canada (17.0%)
	Toronto-Dominion Bank	2,014,062	130,826
	Canadian National Railway Co.	657,977	83,358
	Brookfield Asset Management Inc. Class A	1,618,096	80,289
	Canadian Natural Resources Ltd.	1,278,152	70,578
	Alimentation Couche Tard Inc.	903,212	40,352
	Intact Financial Corp.	194,495	28,949
	Franco-Nevada Corp.	211,838	27,125
	Fortis Inc. (XTSE)	526,638	24,877
	Agnico Eagle Mines Ltd.	505,168	21,721
	Magna International Inc.	301,971	19,282
	Dollarama Inc.	308,183	18,678
	Loblaw Cos. Ltd.	180,201	16,404
	Metro Inc.	265,135	14,682
	Open Text Corp.	300,016	12,272
	Imperial Oil Ltd.	211,359	10,129
	George Weston Ltd.	77,707	9,275
	TFI International Inc.	89,380	8,927
	Ritchie Bros Auctioneers Inc.	122,568	8,835
[1]	Canadian Tire Corp. Ltd. Class A	63,765	8,192

	Shares	Market Value ($000)
CCL Industries Inc. Class B	162,610	8,169
Toromont Industries Ltd.	91,344	7,693
Saputo Inc.	267,826	6,615
Stantec Inc.	122,623	6,051
Empire Co. Ltd. Class A	182,975	5,553
Parkland Corp.	173,271	4,862
Finning International Inc.	175,260	3,832
Premium Brands Holdings Corp. Class A	40,545	3,258
Boyd Group Services Inc.	23,862	3,000
Stella-Jones Inc.	71,393	2,119
Canadian Western Bank	104,315	2,107
Maple Leaf Foods Inc.	83,005	1,761
Cogeco Communications Inc.	23,045	1,492
goeasy Ltd.	14,426	1,261
Enghouse Systems Ltd.	47,585	1,219
Hardwoods Distribution Inc.	21,560	562
Cogeco Inc.	9,683	516
		694,821
China (4.0%)
Tencent Holdings Ltd.	3,512,824	135,767
CSPC Pharmaceutical Group Ltd.	9,366,000	10,255
Shenzhou International Group Holdings Ltd.	885,500	9,314
China Tourism Group Duty Free Corp. Ltd. Class A	173,155	5,409
China Resources Gas Group Ltd.	994,500	4,173
Angel Yeast Co. Ltd. Class A	72,700	479
		165,397
Colombia (0.1%)
Grupo de Inversiones Suramericana SA	120,084	1,120
Grupo Nutresa SA	120,111	1,118
Grupo Argos SA	381,844	1,078
Grupo De Inversiones Suramericana SA Preference Shares	54,006	194
		3,510
Denmark (6.0%)
Novo Nordisk A/S Class B	1,625,992	189,386
DSV A/S	230,724	38,877
Coloplast A/S Class B	131,835	15,430
		243,693
Finland (0.1%)
Huhtamaki OYJ	107,128	4,176
Revenio Group OYJ	30,891	1,591
		5,767
France (5.2%)
Sanofi	1,275,000	126,701
Schneider Electric SE	631,097	87,283
Pharmagest Interactive	5,544	483
		214,467
Germany (4.6%)
SAP SE	1,212,517	113,095
Symrise AG Class A	147,444	17,205
Brenntag SE	172,807	12,139
Fresenius SE & Co. KGaA	461,785	11,817
Fresenius Medical Care AG & Co. KGaA	222,791	8,260
LEG Immobilien SE (XETR)	82,517	7,496
Bechtle AG	93,048	4,304
Nemetschek SE	62,521	4,186
Encavis AG	131,534	2,878

		Shares	Market Value ($000)
	Gerresheimer AG	31,888	1,915
	FUCHS PETROLUB SE Preference Shares	54,158	1,623
	TAG Immobilien AG	146,320	1,620
	Atoss Software AG	4,763	752
	Cewe Stiftung & Co. KGaA	7,469	641
	FUCHS PETROLUB SE	23,984	613
	MBB SE	3,082	340
	STRATEC SE	2,975	274
			189,158
Hong Kong (4.1%)
	AIA Group Ltd.	13,336,560	133,988
	Techtronic Industries Co. Ltd.	1,911,064	21,206
	Hong Kong & China Gas Co. Ltd.	11,982,145	12,655
	SUNeVision Holdings Ltd.	1,517,000	992
			168,841
India (6.8%)
	Reliance Industries Ltd.	3,819,513	121,477
	Infosys Ltd. ADR	3,210,231	62,567
	Hindustan Unilever Ltd.	986,017	32,940
	Asian Paints Ltd.	498,019	21,039
	Infosys Ltd.	863,646	16,942
	Pidilite Industries Ltd.	166,438	5,163
	Tata Elxsi Ltd.	37,556	4,140
	Persistent Systems Ltd.	55,567	2,558
	Astral Ltd. (XNSE)	96,751	2,225
	Berger Paints India Ltd.	266,944	2,113
	Sundaram Finance Ltd.	74,612	1,932
	LIC Housing Finance Ltd.	328,639	1,608
	CRISIL Ltd.	25,970	1,029
	Relaxo Footwears Ltd.	76,877	955
	KEI Industries Ltd.	58,099	912
	KEC International Ltd.	135,337	788
	Balaji Amines Ltd.	11,420	492
	Caplin Point Laboratories Ltd.	26,722	263
*	Yes Bank Ltd.	545,158	103
			279,246
Indonesia (0.7%)
	Bank Central Asia Tbk PT	61,406,900	30,535
Ireland (0.4%)
	Kerry Group plc Class A	170,689	18,016
Israel (0.0%)
	Matrix IT Ltd.	35,208	895
Italy (0.4%)
	Recordati Industria Chimica e Farmaceutica SpA	111,728	4,955
	Interpump Group SpA	93,227	3,984
	Reply SpA	25,075	3,301
	DiaSorin SpA	21,863	3,040
			15,280
Japan (15.3%)
	Shin-Etsu Chemical Co. Ltd.	438,500	56,169
	Tokio Marine Holdings Inc.	753,000	44,081
	Murata Manufacturing Co. Ltd.	710,880	41,523
	Nippon Telegraph & Telephone Corp.	1,322,300	37,772
	Seven & i Holdings Co. Ltd.	883,600	36,016
	Astellas Pharma Inc.	2,031,900	31,822

	Shares	Market Value ($000)
Terumo Corp.	840,076	28,683
Kao Corp.	527,100	22,926
Asahi Group Holdings Ltd.	561,843	19,533
Aeon Co. Ltd.	966,900	19,499
Unicharm Corp.	493,900	17,890
M3 Inc.	474,800	16,542
Shionogi & Co. Ltd.	314,300	16,121
Nomura Research Institute Ltd.	479,700	14,412
Sekisui House Ltd.	719,700	12,747
Obic Co. Ltd.	74,400	11,894
Yakult Honsha Co. Ltd.	178,300	10,858
Nitto Denko Corp.	167,300	10,773
Nitori Holdings Co. Ltd.	97,601	10,326
Pan Pacific International Holdings Corp.	593,864	9,247
Nissan Chemical Corp.	156,632	8,009
TIS Inc.	241,700	6,853
Hulic Co. Ltd.	671,475	5,385
MonotaRO Co. Ltd.	272,767	4,870
Kurita Water Industries Ltd.	119,000	4,827
Chiba Bank Ltd.	828,600	4,596
Kobayashi Pharmaceutical Co. Ltd.	65,400	4,357
Azbil Corp.	144,300	4,344
GMO Payment Gateway Inc.	49,200	4,089
Nippon Sanso Holdings Corp.	237,600	4,007
Open House Co. Ltd.	83,100	3,625
Nisshin Seifun Group Inc.	290,800	3,580
Tokyo Tatemono Co. Ltd.	234,900	3,459
Rinnai Corp.	42,684	3,245
Nomura Real Estate Holdings Inc.	132,680	3,219
Alfresa Holdings Corp.	233,900	3,122
SCSK Corp.	169,600	2,987
Itochu Techno-Solutions Corp.	105,903	2,838
Hitachi Transport System Ltd.	41,000	2,670
Goldwin Inc.	41,400	2,583
Welcia Holdings Co. Ltd.	115,100	2,571
SHO-BOND Holdings Co. Ltd.	54,484	2,411
COMSYS Holdings Corp.	108,400	2,178
Zenkoku Hosho Co. Ltd.	58,700	1,997
Tokyo Century Corp.	55,200	1,952
Hikari Tsushin Inc.	16,800	1,851
Takara Holdings Inc.	226,000	1,828
Sundrug Co. Ltd.	77,424	1,816
Aica Kogyo Co. Ltd.	77,400	1,793
Oracle Corp. Japan	28,400	1,771
EXEO Group Inc.	96,000	1,609
Fuyo General Lease Co. Ltd.	25,600	1,576
NSD Co. Ltd.	79,200	1,488
Benefit One Inc.	87,800	1,426
Fujitsu General Ltd.	66,200	1,411
Yaoko Co. Ltd.	28,100	1,367
TS Tech Co. Ltd.	118,800	1,355
Workman Co. Ltd.	26,926	1,294
Nichias Corp.	68,900	1,229
Shoei Co. Ltd.	27,700	1,190
PALTAC Corp.	37,654	1,180
Maruwa Co. Ltd.	9,000	1,157
DTS Corp.	43,800	1,113
Mani Inc.	93,300	1,105

	Shares	Market Value ($000)
Japan Material Co. Ltd.	72,100	1,070
Kissei Pharmaceutical Co. Ltd.	48,000	1,018
Takara Bio Inc.	59,400	960
Mizuho Leasing Co. Ltd.	38,500	958
Nojima Corp.	43,300	950
TKC Corp.	35,800	941
Tokyo Steel Manufacturing Co. Ltd.	87,700	902
Information Services International-Dentsu Ltd.	26,700	898
Kohnan Shoji Co. Ltd.	31,900	895
Funai Soken Holdings Inc.	49,200	867
Noevir Holdings Co. Ltd.	18,900	839
Raito Kogyo Co. Ltd.	56,400	832
Valor Holdings Co. Ltd.	58,712	828
Takeuchi Manufacturing Co. Ltd.	42,400	819
JCU Corp.	29,300	786
Elecom Co. Ltd.	59,132	757
Riken Keiki Co. Ltd.	24,000	748
Create SD Holdings Co. Ltd.	31,500	730
Hogy Medical Co. Ltd.	27,400	722
eGuarantee Inc.	38,900	683
Kameda Seika Co. Ltd.	18,900	671
Yellow Hat Ltd.	50,600	662
Eizo Corp.	23,400	654
Future Corp.	51,547	624
Sekisui Jushi Corp.	47,100	616
Sanyo Chemical Industries Ltd.	16,600	600
Okinawa Cellular Telephone Co.	14,000	570
Keihanshin Building Co. Ltd.	55,300	544
MCJ Co. Ltd.	76,700	544
Seria Co. Ltd.	26,912	536
Ai Holdings Corp.	41,770	529
Intage Holdings Inc.	47,300	511
Tri Chemical Laboratories Inc.	29,700	506
Osaka Organic Chemical Industry Ltd.	26,900	505
Shizuoka Gas Co. Ltd.	69,500	493
Aeon Delight Co. Ltd.	22,700	491
S Foods Inc.	20,700	476
Mitsubishi Research Institute Inc.	13,600	449
Ricoh Leasing Co. Ltd.	15,500	417
Tsurumi Manufacturing Co. Ltd.	25,500	392
Retail Partners Co. Ltd.	41,900	383
FULLCAST Holdings Co. Ltd.	20,500	363
Fujicco Co. Ltd.	24,600	357
G-Tekt Corp.	32,000	322
Siix Corp.	44,000	321
Elan Corp.	36,100	320
Sinko Industries Ltd.	24,000	304
G-7 Holdings Inc.	26,900	300
Matsuda Sangyo Co. Ltd.	19,600	299
Mimasu Semiconductor Industry Co. Ltd.	17,900	287
Nippon Parking Development Co. Ltd.	221,200	281
E-Guardian Inc.	10,400	248
Fukui Computer Holdings Inc.	9,300	246
MarkLines Co. Ltd.	14,100	244
Cresco Ltd.	15,200	239
Creek & River Co. Ltd.	12,200	218
Aoyama Zaisan Networks Co. Ltd.	25,300	204
Members Co. Ltd.	9,600	201

	Shares	Market Value ($000)
WDB Holdings Co. Ltd.	10,000	192
Value HR Co. Ltd.	17,800	189
Digital Hearts Holdings Co. Ltd.	12,800	188
CTS Co. Ltd.	29,300	181
Furukawa Battery Co. Ltd.	19,500	176
Densan System Holdings Co. Ltd.	9,100	163
Aval Data Corp.	5,600	119
ULS Group Inc.	3,700	114
Ad-sol Nissin Corp.	7,800	102
Japan Best Rescue System Co. Ltd.	3,600	21
		624,742
Mexico (0.7%)
America Movil SAB de CV Series L	24,786,856	23,589
Grupo Elektra SAB de CV	65,330	3,837
		27,426
Netherlands (0.8%)
Wolters Kluwer NV	290,577	31,557
New Zealand (0.2%)
Fisher & Paykel Healthcare Corp. Ltd.	639,615	8,553
Norway (0.2%)
TOMRA Systems ASA	259,016	6,063
Borregaard ASA	111,959	2,010
		8,073
South Korea (0.9%)
NAVER Corp.	163,482	32,703
LEENO Industrial Inc.	9,636	979
AfreecaTV Co. Ltd.	9,012	607
JW Pharmaceutical Corp.	13,951	257
Interojo Co. Ltd.	10,728	230
DI Dong Il Corp.	14,730	207
Hanyang Eng Co. Ltd.	15,380	185
		35,168
Sweden (2.5%)
Hexagon AB Class B	2,310,149	27,201
Assa Abloy AB Class B	1,102,345	26,044
Swedish Match AB	1,688,219	17,673
Nibe Industrier AB Class B	1,565,174	15,768
Castellum AB	266,325	4,270
AAK AB	201,840	3,528
Wihlborgs Fastigheter AB	313,482	2,673
Fabege AB	249,471	2,561
Atrium Ljungberg AB Class B	64,843	964
Svolder AB	132,585	862
		101,544
Switzerland (16.6%)
Novartis AG (Registered)	2,087,740	179,399
Nestle SA (Registered)	1,388,386	170,115
Roche Holding AG	442,216	146,818
Sika AG (Registered)	170,504	42,129
Givaudan SA (Registered)	8,809	30,792
Partners Group Holding AG	25,180	27,490
Geberit AG (Registered)	39,819	20,972
Chocoladefabriken Lindt & Spruengli AG (Registered)	118	13,608
Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	1,206	13,337
Logitech International SA (Registered)	192,584	10,835

		Shares	Market Value ($000)
	EMS-Chemie Holding AG (Registered)	7,613	6,045
	Temenos AG (Registered)	74,871	5,943
	Roche Holding AG (Bearer)	10,334	4,213
	DKSH Holding AG	39,519	3,248
	Interroll Holding AG (Registered)	815	2,151
	ALSO Holding AG (Registered)	7,074	1,312
	Orior AG	7,363	630
			679,037
Taiwan (0.5%)
	Chailease Holding Co. Ltd.	1,602,582	11,397
	Advantech Co. Ltd.	479,000	5,511
	Sinbon Electronics Co. Ltd.	213,000	1,978
	ASPEED Technology Inc.	30,104	1,943
			20,829
United Kingdom (8.0%)
	Diageo plc	2,582,426	122,334
	RELX plc	2,194,228	64,970
	Ashtead Group plc	498,389	28,054
	Croda International plc	158,401	14,486
	Bunzl plc	373,425	14,015
	Spirax-Sarco Engineering plc	81,936	11,955
	Halma plc	421,962	11,884
	Sage Group plc	1,223,219	10,542
	Smurfit Kappa Group plc (XDUB)	289,668	10,500
	DCC plc	113,850	7,433
	Dechra Pharmaceuticals plc	121,315	5,459
	Spectris plc	128,962	4,905
	Diploma plc	139,395	4,681
	B&M European Value Retail SA	842,518	4,362
	Ultra Electronics Holdings plc	79,044	3,376
	Cranswick plc	60,838	2,481
	Genus plc	58,039	2,010
	Sirius Real Estate Ltd.	1,406,495	1,637
	Clarkson plc	31,310	1,317
	Hilton Food Group plc	84,026	1,132
	Avon Protection plc	37,385	485
			328,018
Total Common Stocks (Cost $4,110,878)			4,082,129
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 1.903% (Cost $12,417)	124,225	12,417
Total Investments (100.0%) (Cost $4,123,295)			4,094,546
Other Assets and Liabilities—Net (0.0%)			(642)
Net Assets (100%)			4,093,904
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,837,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $8,113,000 was received for securities on loan.
ADR—American Depositary Receipt.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	9	1,860	153
Euro Stoxx 50 Index	September 2022	123	4,654	284
MSCI Emerging Markets Index	September 2022	83	4,144	(38)
Topix Index	September 2022	29	4,213	167
				566

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	9/21/22	EUR	5,807	USD	6,082	—	(125)
State Street Bank & Trust Co.	9/21/22	EUR	4,216	USD	4,549	—	(224)
BNP Paribas	9/21/22	INR	116,000	USD	1,481	—	(24)
Bank of America, N.A.	9/21/22	JPY	915,284	USD	6,810	82	—
Bank of America, N.A.	9/21/22	USD	9,702	CHF	9,408	—	(221)
Bank of Montreal	9/21/22	USD	3,043	EUR	2,871	98	—
Royal Bank of Canada	9/21/22	USD	2,581	EUR	2,458	59	—
Standard Chartered Bank	9/21/22	USD	1,260	GBP	1,000	40	—
BNP Paribas	9/21/22	USD	2,373	JPY	306,559	65	—
Bank of Montreal	9/21/22	USD	1,619	JPY	219,838	—	(36)
						344	(630)
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	730,594	—	—	730,594
Common Stocks—Other	62,567	3,288,968	—	3,351,535
Temporary Cash Investments	12,417	—	—	12,417
Total	805,578	3,288,968	—	4,094,546
Derivative Financial Instruments
Assets
Futures Contracts[1]	604	—	—	604
Forward Currency Contracts	—	344	—	344
Total	604	344	—	948
Liabilities
Futures Contracts[1]	38	—	—	38
Forward Currency Contracts	—	630	—	630
Total	38	630	—	668
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.